EVENTS OCCURRING AFTER THE REPORTING PERIOD (Details) - Issuance of Series X Corporate Bonds - Rizobacter Argentina S.A. $ in Millions	Nov. 25, 2024 USD ($)
Class A Corporate Bonds
Disclosure of non-adjusting events after reporting period [line items]
Corporate bonds	$ 2.4
Interest rate	7.00%
Class B Corporate Bonds
Disclosure of non-adjusting events after reporting period [line items]
Corporate bonds	$ 23.5
Interest rate	8.00%